Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Schedule of Future Minimum Lease Payments of Operating Leases

Future minimum lease payments related to the Company’s operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2020 are as follows:

Remainder of FY2021	$2,547
FY2022	9,488
FY2023	9,039
FY2024	9,621
FY2025	9,299
Thereafter	41,054

Total	$81,048

StepStone Group LP
Schedule of Future Minimum Lease Payments of Operating Leases

Future minimum annual lease payments related to the Company’s operating leases that have initial or remaining noncancelable lease terms in excess of one year and related to the Company’s capital leases are as follows:

Fiscal year ending March 31,
2021	$9,548
2022	8,772
2023	8,236
2024	9,019
2025	9,014
Thereafter	40,100

Total	$84,689